Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Warrants [Abstract]
Schedule of Private Warrants

For the private warrants at June 30, 2023 and December 31, 2022, the following assumptions were used to calculate the fair value:

	June 30,	December 31,
	2023	2022
Risk-free interest rate	4.08%	3.98%
Expected life	5.60 years	5.35 years
Expected volatility of underlying stock	0%	0%
Dividends	0%	0%

	December 31,		December 31,		May 7,
	2022		2021		2021
Risk-free interest rate	3.98%		0.32-1.26%		0.8%
Expected life	5.35	years	5	years	5.0	years
Expected volatility of underlying stock	0%		5 – 12%		20%
Dividends	0%		0%		0%